Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Operating Lease Right-of-use Assets and Operating Lease Liabilities

The operating lease right-of-use assets and the operating lease liabilities as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
	US$	US$
Operating lease right-of-use assets	1,370,914	1,902,655

Operating lease liabilities, current	1,012,481	357,525
Operating lease liabilities, non-current	13,495	1,095,245
Total operating lease liabilities	1,025,976	1,452,770

Summary of Operating Lease Cost and Short-term Lease Cost

The operating lease cost and short-term lease cost for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating lease cost	1,400,798	1,138,187	1,263,328
Short-term lease cost	703,521	457,956	516,832
Total lease cost	2,104,319	1,596,143	1,780,160

Summary of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2025 were as follows:

December 31, 2025
US$
2026	362,213
2027	446,424
2028	272,271
2029	250,700
2030 and thereafter	250,701
Total undiscounted lease payments	1,582,309
Less: imputed interest	(129,539)
Total operating lease liabilities	1,452,770